Digital Assets (Tables)	12 Months Ended
Dec. 31, 2024
Digital Assets [Line Items]
Schedule of Digital Asset Holdings	Digital asset holdings were comprised of the following:
	December 31,	December 31,
	2024	2023
ETH	$-	$7,123,300
USDT	-	573,400
	$-	$7,696,700

ETH [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about ETH for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
Opening balance	$7,123,300	$369,200	$-
Cumulative-effect adjustment of opening balance due to adoption of fair value measurement	-	30,600	-
Addition of ETH staking reward and other services	14,300	41,000	1,800
Purchases of ETH in cash	-	-	46,300
Purchases of ETH from exchange of USDT	2,000,400	2,119,500	350,200
Purchases of ETH from exchange of USDC	-	2,894,400	-
Exchange of ETH into USDT	(9,009,500)	-	-
Exchange of ETH into USDC	(2,391,700)	-	-
Borrowings of ETH from a third party	-	-	41,600
Return of ETH to a third party	-	(48,500)	-
Payment of ETH for other expenses	(100)	(4,800)	(100)
Investment income from sales of ETH	24,600	-	-
Changes in fair value of ETH	2,238,700	1,721,900	-
Impairment of ETH	-	-	(70,600)
Ending balance	$-	$7,123,300	$369,200

USDT [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about USDT for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
Opening balance	$573,400	$90,100	$-
Purchases of USDT in cash		3,146,600	-
Purchases of USDT from exchange of digital assets	9,528,000	-	-
Purchases of USDT from exchange of USDC	1,740,400	-	-
Collection of USDT from subscription advance from investors	2,675,000	175,000	700,000
Collection of USDT from exchange of BNB	-	-	10,200
Exchange of USDT into ETH	(2,000,400)	(2,119,500)	(350,200)
Exchange of USDT into USDC	(12,307,100)	(595,900)	(149,000)
Payment of service fees	(209,300)	(122,900)	(120,900)
	$-	$573,400	$90,100